UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21718
                                                     ---------

                        Oppenheimer Dividend Growth Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                            --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 01/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.1%
McDonald's Corp.                                       37,200   $     1,992,060
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                      57,800         1,974,448
                                                                ----------------
                                                                      3,966,508
--------------------------------------------------------------------------------
MEDIA--1.0%
McGraw-Hill Cos., Inc. (The)                           29,600         1,265,696
--------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Target Corp.                                           16,200           900,396
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
Staples, Inc.                                          71,000         1,699,740
--------------------------------------------------------------------------------
Tiffany & Co.                                          20,300           809,970
                                                                ----------------
                                                                      2,509,710
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Nike, Inc., Cl. B                                      31,000         1,914,560
--------------------------------------------------------------------------------
CONSUMER STAPLES--10.0%
--------------------------------------------------------------------------------
BEVERAGES--1.4%
PepsiCo, Inc.                                          26,600         1,813,854
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.3%
Kellogg Co.                                            38,600         1,848,940
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                               35,812         1,047,859
                                                                ----------------
                                                                      2,896,799
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--4.0%
Colgate-Palmolive Co.                                  35,000         2,695,000
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                             36,800         2,426,960
                                                                ----------------
                                                                      5,121,960
--------------------------------------------------------------------------------
TOBACCO--2.3%
Altria Group, Inc.                                     38,900         2,949,398
--------------------------------------------------------------------------------
ENERGY--11.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Schlumberger Ltd.                                      14,100         1,063,986
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--10.7%
Apache Corp.                                           24,100         2,300,104
--------------------------------------------------------------------------------
Chevron Corp.                                          35,600         3,008,200
--------------------------------------------------------------------------------
ConocoPhillips                                         36,800         2,955,776
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                      33,500         2,894,400
--------------------------------------------------------------------------------
Spectra Energy Corp.                                  110,300         2,519,252
                                                                ----------------
                                                                     13,677,732
--------------------------------------------------------------------------------
FINANCIALS--18.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.0%
Lehman Brothers Holdings, Inc.                         16,400         1,052,388
--------------------------------------------------------------------------------
Northern Trust Corp.                                   20,900         1,533,224
                                                                ----------------
                                                                      2,585,612
--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.1%
U.S. Bancorp                                           70,000         2,376,500
--------------------------------------------------------------------------------
Wachovia Corp.                                         81,200         3,161,116
--------------------------------------------------------------------------------
Wells Fargo & Co.                                     103,400         3,516,634
                                                                ----------------
                                                                      9,054,250


                      1 | OPPENHEIMER DIVIDEND GROWTH FUND

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.8%
Bank of America Corp.                                  63,400   $     2,811,790
--------------------------------------------------------------------------------
CME Group, Inc.                                         2,000         1,237,800
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   71,900         3,418,845
                                                                ----------------
                                                                      7,468,435
--------------------------------------------------------------------------------
INSURANCE--3.5%
American International Group, Inc.                     21,800         1,202,488
--------------------------------------------------------------------------------
Chubb Corp.                                            33,600         1,740,144
--------------------------------------------------------------------------------
Prudential Financial, Inc.                             17,700         1,493,349
                                                                ----------------
                                                                      4,435,981
--------------------------------------------------------------------------------
HEALTH CARE--8.8%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.4%
Bard (C.R.), Inc.                                      18,700         1,805,859
--------------------------------------------------------------------------------
Medtronic, Inc.                                        27,700         1,289,989
                                                                ----------------
                                                                      3,095,848
--------------------------------------------------------------------------------
PHARMACEUTICALS--6.4%
Abbott Laboratories                                    36,700         2,066,210
--------------------------------------------------------------------------------
Johnson & Johnson                                      29,600         1,872,496
--------------------------------------------------------------------------------
Pfizer, Inc.                                           95,600         2,236,084
--------------------------------------------------------------------------------
Wyeth                                                  49,400         1,966,120
                                                                ----------------
                                                                      8,140,910
--------------------------------------------------------------------------------
INDUSTRIALS--15.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Rockwell Collins, Inc.                                 29,900         1,889,680
--------------------------------------------------------------------------------
United Technologies Corp.                              40,200         2,951,082
                                                                ----------------
                                                                      4,840,762
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.9%
FedEx Corp.                                            12,600         1,177,848
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.2%
Emerson Electric Co.                                   55,900         2,841,956
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.0%
General Electric Co.                                  108,100         3,827,821
--------------------------------------------------------------------------------
MACHINERY--3.5%
Caterpillar, Inc.                                      25,000         1,778,500
--------------------------------------------------------------------------------
Deere & Co.                                            17,400         1,527,024
--------------------------------------------------------------------------------
Paccar, Inc.                                           25,750         1,208,190
                                                                ----------------
                                                                      4,513,714
--------------------------------------------------------------------------------
ROAD & RAIL--1.6%
Norfolk Southern Corp.                                 37,000         2,012,430
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.9%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.8%
International Business Machines Corp.                  21,800         2,340,012
--------------------------------------------------------------------------------
IT SERVICES--1.7%
Automatic Data Processing, Inc.                        51,700         2,097,469
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.2%
Intel Corp.                                            99,500         2,109,400
--------------------------------------------------------------------------------
Linear Technology Corp.                                70,900         1,961,803
--------------------------------------------------------------------------------
Microchip Technology, Inc.                             89,000         2,839,990
--------------------------------------------------------------------------------


                      2 | OPPENHEIMER DIVIDEND GROWTH FUND

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       SHARES             VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Texas Instruments, Inc.                                73,900   $     2,285,727
                                                                ----------------
                                                                      9,196,920
--------------------------------------------------------------------------------
SOFTWARE--2.2%
Microsoft Corp.                                        87,300         2,845,980
--------------------------------------------------------------------------------
MATERIALS--3.9%
--------------------------------------------------------------------------------
CHEMICALS--2.9%
Monsanto Co.                                           15,500         1,742,820
--------------------------------------------------------------------------------
Praxair, Inc.                                          23,700         1,917,567
                                                                ----------------
                                                                      3,660,387
--------------------------------------------------------------------------------
METALS & MINING--1.0%
Allegheny Technologies, Inc.                           19,100         1,344,640
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.5%
AT&T, Inc.                                             61,400         2,363,286
--------------------------------------------------------------------------------
Verizon Communications, Inc.                           53,700         2,085,708
                                                                ----------------
                                                                      4,448,994
--------------------------------------------------------------------------------
UTILITIES--4.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.9%
Duke Energy Corp.                                      66,400         1,239,024
--------------------------------------------------------------------------------
Exelon Corp.                                           17,800         1,356,182
--------------------------------------------------------------------------------
PPL Corp.                                              24,800         1,213,216
--------------------------------------------------------------------------------
Southern Co.                                           34,100         1,239,535
                                                                ----------------
                                                                      5,047,957
--------------------------------------------------------------------------------
MULTI-UTILITIES--0.9%
SCANA Corp.                                            30,400         1,133,616
                                                                ----------------
Total Common Stocks (Cost $120,744,641)                             124,192,141

--------------------------------------------------------------------------------
PREFERRED STOCKS--1.6%
--------------------------------------------------------------------------------
Schering-Plough Corp., 6% Cv. (Cost $3,057,579)        11,000         2,093,190
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--1.2%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 4.54% 1,2 (Cost $1,517,823)                  1,517,823         1,517,823
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $125,320,043)          99.8%      127,803,154
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.2           221,468
                                                    ----------------------------

NET ASSETS                                              100.0%  $   128,024,622
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES           GROSS         GROSS             SHARES
                                                           APRIL 30, 2007       ADDITIONS    REDUCTIONS   JANUARY 31, 2008
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E              3,008,283      44,424,628    45,915,088          1,517,823

                                                                                                                  DIVIDEND
                                                                                                  VALUE             INCOME
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                          $ 1,517,823   $        126,165


                      3 | OPPENHEIMER DIVIDEND GROWTH FUND

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

2. Rate shown is the 7-day yield as of January 31, 2008.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.


                      4 | OPPENHEIMER DIVIDEND GROWTH FUND

Oppenheimer Dividend Growth Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended January 31, 2008 was as follows:

                                                  CALL OPTIONS
                                     --------------------------
                                      NUMBER OF      AMOUNT OF
                                      CONTRACTS       PREMIUMS
---------------------------------------------------------------
Options outstanding as of
April 30, 2007                              162   $      7,283
Options written                          12,046        598,393
Options closed or expired               (11,096)      (555,882)
Options exercised                        (1,112)       (49,794)
                                     --------------------------
Options outstanding as of
January 31, 2008                             --   $         --
                                     ==========================

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $ 125,586,285
                                                 ==============

Gross unrealized appreciation                    $   9,398,243
Gross unrealized depreciation                       (7,181,374)
                                                 --------------
Net unrealized appreciation                      $   2,216,869
                                                 ==============


                      5 | OPPENHEIMER DIVIDEND GROWTH FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Dividend Growth Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008